Income Tax - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-cash charges related to tax expense as result of new U.S. federal statutory rate				$ 16,900
Non-cash charges to equity to revalue net deferred tax assets and liabilities as result of new U.S. federal statutory rate				16,900
Non-cash charge to equity to reduce carrying value of deferred tax assets			$ 8,884	40,092
Unused tax losses	$ 401,108		401,108	161,513
Deferred tax liabilities recognized from business combination			19,092	0
Deferred tax liability recognized from business combination	(3,212)		(3,212)	$ (47,060)	$ (140,532)
OpsGenie
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities recognized from business combination			19,100
Net operating loss carryforward recognized from business combinations	1,800		1,800
Deferred tax liability recognized from business combination	19,600		$ 19,600
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-cash charges to tax expense for realizability of deferred tax assets as result of new U.S. federal statutory rate	$ 54,700	$ 30,400
Non-cash charge to equity to reduce carrying value of deferred tax assets		25,800
Other jurisdictions | U.S. | Intellectual property rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses		$ 2,100,000